Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
8. Leases
The Company determines whether a contract is or contains a lease at inception of a contract. The Company defines a lease as a contract, or part of a contract, that conveys the right to control the use of identified property or equipment (an identified asset) for a period of time in exchange for consideration. Control over the use of the identified asset means that the Company has both the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct the use of the asset. The Company’s lease contract does not contain any non-lease
components.
Operating Lease
The company currently maintains operating leases for both buildings and equipment under short-term lease arrangements. Total expense related to these arrangements totaled $37 thousand and $0 for the years ended December 31, 2020 and 2019, respectively. As of December 31, 2020, the Company did not have any long-term lease obligations.
As of December 31, 2020, the Company did not have any additional significant operating or finance leases that have not yet commenced but that create significant rights and obligations.